Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating lease [Line Items]
Rent expense under other operating expenses in profit or loss in respect of operating leases	$ 6,581	$ 7,701	$ 3,831
Bottom of range [Member]
Disclosure of operating lease [Line Items]
Operating leases expiration period	3 years	3 years	3 years
Top of range [Member]
Disclosure of operating lease [Line Items]
Operating leases expiration period	12 years	12 years	12 years